Securities at fair value through other comprehensive income and securities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2025
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortized cost
(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2024 and 2025 are as follows:

	2024		2025
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	42,463,118	44,038,340
Financial institutions bonds		25,983,405	35,435,282
Corporate bonds and others		23,569,687	21,809,284

		92,016,210	101,282,906

Equity securities (*):
Stocks		1,594,019	1,830,922
Equity investments		4,367	594
Others		190,773	102,528

		1,789,159	1,934,044

		93,805,369	103,216,950

Securities at amortized cost:
Debt securities:
Government bonds		21,808,057	22,779,176
Financial institutions bonds		3,787,661	1,837,790
Corporate bonds and others		7,720,281	7,327,402

		33,315,999	31,944,368

	~~W~~	127,121,368	135,161,318

(*)	The equity securities are designated as FVOCI, as the Group has exercised the FVOCI option for reasons including policy-driven holding requirements.

Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost
(b)	Changes in carrying amount of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Debt securities at FVOCI				Debt securities at amortized cost
	12-month expected credit losses		Life time expected credit losses	Total	12-month expected credit losses	Life time expected credit losses	Total
Beginning balance	~~W~~	88,545,051	91,949	88,637,000	35,690,387	7,523	35,697,910
Transfer (from) to 12-month expected credit losses		3,798	(3,798)	—	—	—	—
Transfer (from) to lifetime expected credit losses		—	—	—	—	—	—
Net increase (decrease) (*)		3,406,603	(27,393)	3,379,210	(2,367,844)	(3,879)	(2,371,723)

Ending balance	~~W~~	91,955,452	60,758	92,016,210	33,322,543	3,644	33,326,187

	2025
	Debt securities at FVOCI				Debt securities at amortized cost
	12-month expected credit losses		Lifetime expected credit losses	Total	12-month expected credit losses	Lifetime expected credit losses	Total
Beginning balance	~~W~~	91,955,452	60,758	92,016,210	33,322,543	3,644	33,326,187
Transfer (from) to 12-month expected credit losses		5,276	(5,276)	—	—	—	—
Transfer (from) to lifetime expected credit losses		(2,939)	2,939	—	—	—	—
Net increase (decrease) (*)		9,298,286	(31,590)	9,266,696	(1,369,484)	(3,644)	(1,373,128)

Ending balance	~~W~~	101,256,075	26,831	101,282,906	31,953,059	—	31,953,059

(*)
Includes the effects of purchases, disposals, redemptions, valuations, changes in foreign exchange rates, and the amortization of fair value adjustments recognized through business combination accounting, among others.

Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost
(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Debt securities at FVOCI				Debt securities at amortized cost
	12-month expected credit losses		Lifetime expected credit losses	Total	12-month expected credit losses	Lifetime expected credit losses	Total
Beginning balance	~~W~~	41,568	909	42,477	11,283	140	11,423
Transfer (from) to 12-month expected credit losses		14	(14)	—	—	—	—
Transfer (from) to lifetime expected credit losses		—	—	—	—	—	—
Provision (Reversal)		(2,279)	(420)	(2,699)	(1,515)	(97)	(1,612)
Disposal and others (*)		(1,053)	(379)	(1,432)	369	8	377

Ending balance	~~W~~	38,250	96	38,346	10,137	51	10,188

	2025
	Debt securities at FVOCI				Debt securities at amortized cost
	12-month expected credit losses		Lifetime expected credit losses	Total	12-month expected credit losses	Lifetime expected credit losses	Total
Beginning balance	~~W~~	38,250	96	38,346	10,137	51	10,188
Transfer (from) to 12-month expected credit losses		17	(17)	—	—	—	—
Transfer (from) to lifetime expected credit losses		(3)	3	—	—	—	—
Provision (Reversal)		23,479	2,437	25,916	(1,196)	(47)	(1,243)
Disposal and others (*)		(3,981)	20	(3,961)	(250)	(4)	(254)

Ending balance	~~W~~	57,762	2,539	60,301	8,691	—	8,691

(*)	Includes the effects of restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.

Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost
(d)	Gains and losses on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Gain on disposal of securities at FVOCI	~~W~~	50,793	197,708	287,564
Loss on disposal of securities at FVOCI		(180,368)	(137,448)	(93,952)
Gain on disposal of securities at amortized cost (*)		358	—	2
Loss on disposal of securities at amortized cost (*)		(107)	(23,155)	(58)

	~~W~~	(129,324)	37,105	193,556

(*)
The disposal of securities measured at amortized cost was driven by the exercise of early redemption options by the issuers and by the objective of securing additional asset duration for asset-liability management in response to changes in the interest rate environment.

Income or loss on equity securities at fair value through other comprehensive income
(e)	Income or loss on equity securities at fair value through other comprehensive income

i)
The Group recognized dividends, amounting to
~~W~~
60,139,
~~W~~
86,107 million and
~~W~~
71,328 million, related to equity securities designated at fair value through other comprehensive income for the years ended December 31,
2023,
2024 and 2025, respectively.

ii)	The details of disposal of equity securities designated at fair value through other comprehensive income for the years ended December 31, 2024 and 2025 are as follows:

	Fair value at the date of disposal			Cumulative net gain at the time of disposal
	2024		2025	2024	2025
Stocks	~~W~~	106,810	155,004	9,429	4,467
Contingent convertible bonds		3,023	1,687	5	11

	~~W~~	109,833	156,691	9,434	4,478

(*)	The reason for the disposal of stocks at fair value through other comprehensive income is the disposal of stocks acquired through debt-to-equity swaps, among others.